UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2006 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    February 7, 2007


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:  2937216


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A









                                                           FORM 13F INFORMATION TABLE
                                                                VALUE    SHARES/  SH/  PUT/ INVSTMT OTHER      VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x$1000) PRN AMT/ PRN  CALL DSCRETN MANAGERS   SOLE  SHARED  NONE
--------------------     ----------------------- ---------    -------- --------   ---  ---- ------- --------- ------- ------ ------

ATP Oil & Gas Corp.                   COM          00208J108       11     286139    SH         SOLE          286139
Chevron Corporation                   COM          166764100        4      63500    SH         SOLE           63500
Cimarex Energy Co                     COM          171798101        3      99033    SH         SOLE           99033
Canadian Natural Resources Ltd        COM          136385101        8     168600    SH         SOLE          168600
ConocoPhillips                        COM          20825C104       17     240889    SH         SOLE          240889
Devon Energy Corp                     COM          25179M103        9     137200    SH         SOLE          137200
EOG Resources Inc                     COM          26875P101       13     213900    SH         SOLE          213900
Gastar Exploration, Ltd.              COM          367299104        0     127400    SH         SOLE          127400
Hess Corporation                      COM          42809H107       16     324500    SH         SOLE          324500
Marathon Oil Corp                     COM          565849106        3      36900    SH         SOLE           36900
Noble Energy Inc                      COM          655044105       11     232800    SH         SOLE          232800
Newfield Exploration                  COM          651290108        0       7800    SH         SOLE            7800
Occidental Petroleum Corp             COM          674599105       16     340500    SH         SOLE          340500
Petroleum Development Corp.           COM          716578109        2      48655    SH         SOLE           48655
St Mary Land & Exploration Co         COM          792228108        2      69700    SH         SOLE           69700
Suncor Energy, Inc.                   COM          867229106        5      66300    SH         SOLE           66300
Swift Energy Co.                      COM          870738101        9     206400    SH         SOLE          206400
Petrobank Energy & Resources          COM          71645P106        2     177000    SH         SOLE          177000
Canadian Natural Resources Ltd        PUT          136385951        0      60000    SH   PUT   SOLE           60000
Canadian Natural Resources Ltd        PUT          136385951        0      30000    SH   PUT   SOLE           30000